STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
BALANCE (in shares)	1,983,553
BALANCE at Dec. 31, 2018	$ 198,355	$ 2,723,024	$ 10,189,651	$ 13,111,030
Net loss			(813,558)	(813,558)
Common stock repurchased	$ (720)	(9,883)	(38,992)	$ (49,595)
Common stock repurchased (in shares)	(7,199)			(7,199)
Stock based compensation		8,821		$ 8,821
BALANCE at Dec. 31, 2019	$ 197,635	2,721,962	9,337,101	$ 12,256,698
BALANCE (in shares)	1,976,354			1,976,354
Net loss	$ 0	0	(1,628,509)	$ (1,628,509)
Stock based compensation	0	7,376	0	7,376
BALANCE at Jun. 30, 2020	197,635	2,729,338	7,708,592	10,635,565
BALANCE at Dec. 31, 2019	197,635	2,721,962	9,337,101	12,256,698
Net loss			(439,320)	$ (439,320)
Common stock repurchased (in shares)				0
Stock based compensation		21,968		$ 21,968
BALANCE at Dec. 31, 2020	$ 197,635	2,743,930	8,897,781	11,839,346
BALANCE (in shares)	1,976,354
BALANCE at Mar. 31, 2020	$ 197,635	2,725,650	8,750,095	11,673,380
Net loss	0	0	(1,041,503)	(1,041,503)
Stock based compensation	0	3,688	0	3,688
BALANCE at Jun. 30, 2020	$ 197,635	2,729,338	7,708,592	$ 10,635,565
BALANCE (in shares)	1,976,354
BALANCE (in shares)	1,976,354			1,976,354
BALANCE at Dec. 31, 2020	$ 197,635	2,743,930	8,897,781	$ 11,839,346
Net loss	0	0	(1,043,915)	(1,043,915)
Stock based compensation	0	131,604	0	131,604
BALANCE at Jun. 30, 2021	$ 198,069	2,902,790	7,853,866	10,954,725
BALANCE (in shares)	1,977,104
BALANCE at Mar. 31, 2021	$ 197,710	2,787,733	8,576,142	11,561,585
Net loss	0	0	(722,276)	(722,276)
Stock based compensation	0	94,117	0	94,117
BALANCE at Jun. 30, 2021	$ 198,069	$ 2,902,790	$ 7,853,866	$ 10,954,725
BALANCE (in shares)	1,980,694			1,980,694